Reportable Segments and Geographic Areas (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 segments	Dec. 31, 2024 Segment
Reportable Segments and Geographic Areas [Abstract]
Reportable segments	3	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Chief Executive Officer has been identified as the Chief Operating Decision Maker (CODM).
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer